UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

			FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Urdang Investment Management, Inc.
Address: 	630 West Germantown Pike
		Suite 321
		Plymouth Meeting, PA  19462

13F File Number:	028-05577

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  		Eric Todd Briddell
Title:    	Executive Vice President
Phone:    	610-818-4650
Signature, Place, and Date of Signing:

   Eric Todd Briddell    Plymouth Meeting, PA    November 8, 2000
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	30

Form 13F Information Table Value Total:	$220,867


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB Property Corporation                        00163T109     3274   133300 SH       SOLE                   133300
Apartment Investment and Manag                  03748R101    10880   236200 SH       SOLE                   236200
Archstone Communities Trust                     039581103    15558   633385 SH       SOLE                   633385
Avalon Bay Communities                          053484101    11065   232031 SH       SOLE                   232031
BRE Properties, Inc.                            05564E106     9560   298740 SH       SOLE                   298740
Boston Properties                               101121101     9519   221700 SH       SOLE                   221700
Brandywine Realty Trust                         105368203     3920   193600 SH       SOLE                   193600
CarrAmerica Realty Corp.                        144418100     9979   329900 SH       SOLE                   329900
Charles E. Smith Residential R                  832197107    12641   278600 SH       SOLE                   278600
Equity Office Properties Trust                  294741103    11586   372987 SH       SOLE                   372987
Equity Residential Properties                   29476L107    10114   210700 SH       SOLE                   210700
Essex Property Trust, Inc.                      297178105     6601   119200 SH       SOLE                   119200
Federal Realty Investment Trus                  313747206     1912   100000 SH       SOLE                   100000
Home Properties of New York, I                  437306103    15433   516600 SH       SOLE                   516600
ISTAR Financial, Inc.                           85569R104     2331   103900 SH       SOLE                   103900
JDN Realty Corporation                          465917102     3378   298600 SH       SOLE                   298600
Kimco Realty Corp.                              49446R109     9692   229400 SH       SOLE                   229400
Liberty Property Trust                          531172104     9573   348100 SH       SOLE                   348100
Mack Cali Realty Corporation                    554489104     4228   150000 SH       SOLE                   150000
Marriott International                          571903202     3316    91000 SH       SOLE                    91000
Prentiss Properties, Inc.                       740706106     8352   319700 SH       SOLE                   319700
Prologis Trust                                  743410102     8704   366500 SH       SOLE                   366500
Public Storage, Inc.                            74460D109     7284   304300 SH       SOLE                   304300
Reckson Associates                              75621K106     9333   366000 SH       SOLE                   366000
Regency Realty Corp.                            758939102     6514   284000 SH       SOLE                   284000
Simon Property Group, Inc.                      828806109     7022   299600 SH       SOLE                   299600
Starwood Hotels & Resorts Worl                  85590A203     6978   223300 SH       SOLE                   223300
Taubman Centers Inc.                            876664103     1042    90100 SH       SOLE                    90100
Velocity HSI Inc.                               92257K102      147    58848 SH       SOLE                    58848
Wyndham International- Class A                  983101106      929   512500 SH       SOLE                   512500